Nationwide Life Insurance Company • Nationwide Variable Account – II • Nationwide VLI Separate Account – 2 • Nationwide VLI Separate Account – 7 • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account – B • Nationwide VL Separate Account – G • Nationwide Provident VLI Separate Account A

Prospectus supplement dated June 24, 2011

to Prospectus dated May 1, 2011;

Prospectus dated May 1, 2009 (Marathon VUL);

Prospectus dated May 1, 2008 (BOA MSPVL, Nationwide Options Select NLAIC, Nationwide Options Select New York, NLAIC Options Premier, NLIC Survivor Options Elite, NLIC Survivor Options Premier, NLAIC Survivor Options Premier, NEBA); and

Prospectus dated May 1, 2004 (BOA Exclusive)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective June 24, 2011, the following underlying mutual fund will liquidate and will merge into the new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Nationwide Variable Insurance Trust: NVIT Worldwide Leaders Fund – Class III	Nationwide Variable Insurance Trust: NVIT International Equity Fund – Class III